Investment Objectives and Goals	Apr. 30, 2024
Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Aerospace & Defense ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the SPADE® Defense Index (the “Underlying Index”).
Invesco AI and Next Gen Software ETF | Invesco AI and Next Gen Software ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco AI and Next Gen Software ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Software Development Index (the “Underlying Index”).
Invesco Biotechnology & Genome ETF | Invesco Biotechnology & Genome ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Biotechnology & Genome ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Biotech & Genome Intellidex® Index (the “Underlying Index”).
Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Bloomberg Analyst Rating Improvers ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Bloomberg ANR Improvers Index (the “Underlying Index”).
Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Bloomberg MVP Multi-factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Bloomberg MVP Index (the “Underlying Index”).
Invesco Building & Construction ETF | Invesco Building & Construction ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Building & Construction ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Building & Construction Intellidex® Index (the “Underlying Index”).
Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco BuyBack AchieversTM ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq US BuyBack AchieversTM Index (the “Underlying Index”).
Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Dividend AchieversTM ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq US Broad Dividend AchieversTM Index (the “Underlying Index”).
Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Dorsey Wright Basic Materials Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Basic Materials Technical LeadersTM Index (the “Underlying Index”).

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Consumer Cyclicals Technical LeadersTM Index (the “Underlying Index”).

Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Dorsey Wright Consumer Staples Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Consumer Staples Technical LeadersTM Index (the “Underlying Index”).

Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Dorsey Wright Energy Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Energy Technical LeadersTM Index (the “Underlying Index”).

Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Dorsey Wright Financial Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Financials Technical LeadersTM Index (the “Underlying Index”).

Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Dorsey Wright Healthcare Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Healthcare Technical LeadersTM Index (the “Underlying Index”).

Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Dorsey Wright Industrials Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Industrials Technical LeadersTM Index (the “Underlying Index”).

Invesco Dorsey Wright Momentum ETF | Invesco Dorsey Wright Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Dorsey Wright Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Technical LeadersTM Index (the “Underlying Index”).
Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Dorsey Wright Technology Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Technology Technical LeadersTM Index (the “Underlying Index”).

Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Dorsey Wright Utilities Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Utilities Technical LeadersTM Index (the “Underlying Index”).

Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dow Jones Industrial Average Yield Weighted Index (the “Underlying Index”).

Invesco Energy Exploration & Production ETF | Invesco Energy Exploration & Production ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Energy Exploration & Production ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Energy Exploration & Production Intellidex® Index (the “Underlying Index”).

Invesco Financial Preferred ETF | Invesco Financial Preferred ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Financial Preferred ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (the “Underlying Index”).

Invesco Food & Beverage ETF | Invesco Food & Beverage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Food & Beverage ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Food & Beverage Intellidex® Index (the “Underlying Index”).
Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco FTSE RAFI US 1000 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FTSE RAFI™ US 1000 Index (the “Underlying Index”).
Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco FTSE RAFI US 1500 Small-Mid ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FTSE RAFITM US 1500 Mid Small Index (the “Underlying Index”).
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Global Listed Private Equity ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Red Rocks Global Listed Private Equity Index (the “Underlying Index”).
Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Golden Dragon China ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq Golden Dragon China IndexTM (the “Underlying Index”).
Invesco High Yield Equity Dividend Achievers ETF | Invesco High Yield Equity Dividend Achievers ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco High Yield Equity Dividend AchieversTM ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq US Dividend Achievers 50TM Index (the “Underlying Index”).

Invesco International Dividend Achievers ETF | Invesco International Dividend Achievers ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco International Dividend AchieversTM ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq International Dividend AchieversTM Index (the “Underlying Index”).

Invesco Large Cap Growth ETF | Invesco Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Large Cap Growth ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Growth Intellidex® Index (the “Underlying Index”).
Invesco Large Cap Value ETF | Invesco Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Large Cap Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Value Intellidex® Index (the “Underlying Index”).
Invesco Leisure and Entertainment ETF | Invesco Leisure and Entertainment ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Leisure and Entertainment ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Leisure & Entertainment Intellidex® Index (the “Underlying Index”).

Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco MSCI Sustainable Future ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the MSCI Global Environment Select Index (the “Underlying Index”).
Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Nasdaq Internet ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq CTA Internet IndexSM (the “Underlying Index”).
Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Next Gen Connectivity ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Connectivity Index (the “Underlying Index”).
Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Next Gen Media and Gaming ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Media Index (the “Underlying Index”).
Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Oil & Gas Services ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Oil Services Intellidex® Index (the “Underlying Index”).
Invesco Pharmaceuticals ETF | Invesco Pharmaceuticals ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Pharmaceuticals ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Pharmaceutical Intellidex® Index (the “Underlying Index”).
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 100 Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 100® Equal Weight Index (the “Underlying Index”).
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500 BuyWrite ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the CBOE S&P 500 BuyWrite IndexSM (the “Underlying Index”).
Invesco S&P 500 Equal Weight ETF | Invesco S&P 500 Equal Weight ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500® Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the “Underlying Index”).
Invesco S&P 500 (R) Equal Weight Communication Services ETF | Invesco S&P 500 (R) Equal Weight Communication Services ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco S&P 500® Equal Weight Communication Services ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Communication Services Plus Index (the “Underlying Index”).

Invesco S&P 500 Equal Weight Consumer Discretionary ETF | Invesco S&P 500 Equal Weight Consumer Discretionary ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco S&P 500® Equal Weight Consumer Discretionary ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Consumer Discretionary Index (the “Underlying Index”).

Invesco S&P 500 Equal Weight Consumer Staples ETF | Invesco S&P 500 Equal Weight Consumer Staples ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco S&P 500® Equal Weight Consumer Staples ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Consumer Staples Index (the “Underlying Index”).

Invesco S&P 500 Equal Weight Energy ETF | Invesco S&P 500 Equal Weight Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500® Equal Weight Energy ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Energy Plus Index (the “Underlying Index”).
Invesco S&P 500 Equal Weight Financials ETF | Invesco S&P 500 Equal Weight Financials ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500® Equal Weight Financials ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Financials Index (the “Underlying Index”).
Invesco S&P 500 Equal Weight Health Care ETF | Invesco S&P 500 Equal Weight Health Care ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500® Equal Weight Health Care ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Health Care Index (the “Underlying Index”).
Invesco S&P 500 Equal Weight Industrials ETF | Invesco S&P 500 Equal Weight Industrials ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500® Equal Weight Industrials ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Industrials Index (the “Underlying Index”).
Invesco S&P 500 Equal Weight Materials ETF | Invesco S&P 500 Equal Weight Materials ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500® Equal Weight Materials ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Materials Index (the “Underlying Index”).
Invesco S&P 500 (R) Equal Weight Real Estate ETF | Invesco S&P 500 (R) Equal Weight Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500® Equal Weight Real Estate ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Real Estate Index (the “Underlying Index”).
Invesco S&P 500 Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco S&P 500® Equal Weight Technology ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Information Technology Index (the “Underlying Index”).

Invesco S&P 500 Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco S&P 500® Equal Weight Utilities ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Utilities Plus Index (the “Underlying Index”).

Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500 GARP ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® GARP Index (the “Underlying Index”).
Invesco S&P 500 Pure Growth ETF | Invesco S&P 500 Pure Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500® Pure Growth ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Pure Growth Index (the “Underlying Index”).
Invesco S&P 500 Pure Value ETF | Invesco S&P 500 Pure Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500® Pure Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Pure Value Index (the “Underlying Index”).
Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500® Quality ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Quality Index (the “Underlying Index”).
Invesco S&P 500 Top 50 ETF | Invesco S&P 500 Top 50 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500® Top 50 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Top 50 Index (the “Underlying Index”).
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500 Value with Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® High Momentum Value Index (the “Underlying Index”).
Invesco S&P MidCap 400 GARP ETF | Invesco S&P MidCap 400 GARP ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P MidCap 400® GARP ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® GARP Index (the “Underlying Index”).
Invesco S&P MidCap 400 Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P MidCap 400® Pure Growth ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Pure Growth Index (the “Underlying Index”).
Invesco S&P MidCap 400 Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P MidCap 400® Pure Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Pure Value Index (the “Underlying Index”).
Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P MidCap Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Momentum Index (the “Underlying Index”).
Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P MidCap Quality ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Quality Index (the “Underlying Index”).
Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P MidCap Value with Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® High Momentum Value Index (the “Underlying Index”).
Invesco S&P SmallCap 600 Pure Growth ETF | Invesco S&P SmallCap 600 Pure Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P SmallCap 600® Pure Growth ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Pure Growth Index (the “Underlying Index”).
Invesco S&P SmallCap 600 Pure Value ETF | Invesco S&P SmallCap 600 Pure Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P SmallCap 600® Pure Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Pure Value Index (the “Underlying Index”).
Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P SmallCap Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600 Momentum Index (the “Underlying Index”).
Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco S&P SmallCap Value with Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600 High Momentum Value Index (the “Underlying Index”).

Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P Spin-Off ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P U.S. Spin-Off Index (the “Underlying Index”).
Invesco Semiconductors ETF | Invesco Semiconductors ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Semiconductors ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Semiconductor Intellidex® Index (the “Underlying Index”).
Invesco Water Resources ETF | Invesco Water Resources ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Water Resources ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq OMX US WaterTM Index (the “Underlying Index”).
Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco WilderHill Clean Energy ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the WilderHill Clean Energy Index (the “Underlying Index”).
Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Zacks Mid-Cap ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Zacks Mid-Cap Core Index (the “Underlying Index”).
Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Zacks Multi-Asset Income ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Zacks Multi-Asset Income Index (the “Underlying Index”).